CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Unaudited) - CAD ($) $ in Millions		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents		$ 384	$ 367
Accounts receivable and other current assets (Note 5)		1,883	1,695
Prepaid expenses		221	179
Inventories		681	649
Regulatory assets (Note 6)		1,019	915
Total current assets		4,188	3,805
Other assets		1,829	1,782
Regulatory assets (Note 6)		4,187	4,107
Property, plant and equipment, net		53,863	50,886
Intangible assets, net		1,789	1,723
Goodwill		12,908	12,527
Total assets		78,764	74,830
Current liabilities
Short-term borrowings (Note 7)		39	412
Accounts payable and other current liabilities		3,548	3,503
Regulatory liabilities (Note 6)		469	452
Current installments of long-term debt (Note 7)		3,395	3,146
Total current liabilities		7,451	7,513
Regulatory liabilities (Note 6)		3,989	3,810
Deferred income taxes		5,605	5,292
Long-term debt (Note 7)		32,547	30,723
Finance leases		346	348
Other liabilities		1,362	1,275
Total liabilities		51,300	48,961
Commitments and contingencies (Note 14)
Equity
Common shares	[1]	16,376	16,112
Preference shares		1,623	1,623
Additional paid-in capital		4	5
Accumulated other comprehensive income		1,754	1,101
Retained earnings		5,540	4,969
Shareholders' equity		25,297	23,810
Non-controlling interests		2,167	2,059
Total equity		27,464	25,869
Total liabilities and equity		$ 78,764	$ 74,830

[1]	No par value. Unlimited authorized shares. 510.9 million and 507.3 million issued and outstanding as at June 30, 2026 and December 31, 2025, respectively.